Common Stock Subject to Possible Redemption (Detail) - Summary of common stock subject to possible redemption - GOOD WORKS ACQUISITION CORP [Member] - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 169,129,879
Less: Fair value of Public Warrants at issuance	(142,353)
Common stock subject to possible redemption	170,000,000	$ 170,000,000
Public Warrants [Member]
Temporary Equity [Line Items]
Less: Fair value of Public Warrants at issuance	(10,263,558)
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	170,000,000
IPO [Member] | Common Class A [Member]
Temporary Equity [Line Items]
Less: Offering costs allocated at common stock subject to possible redemption	(819,932)
Plus: Accretion on common stock subject to possible redemption	11,083,490
Common stock subject to possible redemption	$ 170,000,000